CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, Available-for-sale	$ 3,788,600	$ 4,881,600
Short-term investments, available for sale	52,000
Short-term investments, trading at fair value	6,300
Catastrophe bonds, trading at fair value (amortized cost — 2022: $5.1 and 2021: $5.3)	2,900	3,400
Privately-held Investments	533,000	307,100
Investments, equity method	6,200	3,900
Other investments, at fair value (2)	221,300	151,300
Investments, Excluding Derivative Assets	6,085,800	6,516,900
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)	959,200	1,314,100
Reinsurance recoverables:
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)	4,897,700	3,298,100
Ceded unearned premiums	737,300	596,100
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2022: $25.0 — 2021: $30.2)	1,482,400	1,304,600
Other receivables	179,400	153,000
Funds withheld	102,600	103,700
Deferred acquisition costs	319,000	290,800
Derivatives at fair value	56,200	12,900
Receivables for securities sold	13,500	19,400
Office properties and equipment	81,300	114,500
Right-of-use operating lease assets	72,800	83,400
Income taxes refundable	20,800	6,400
Deferred tax assets	120,100	0
Other assets	7,400	8,300
Intangible assets and goodwill	21,800	21,900
Total assets	15,157,300	13,844,100
Insurance reserves
Losses and loss adjustment expenses	7,710,900	7,611,800
Unearned premiums	2,457,500	2,112,300
Total insurance reserves	10,168,400	9,724,100
Reinsurance premiums	1,980,100	575,700
Payables
Income taxes payable	10,900	4,400
Deferred tax liabilities	900	2,800
Accrued expenses and other payables (4)	201,800	289,300
Payables for securities purchased	6,900	44,600
Operating lease liabilities	95,500	115,200
Liabilities under derivative contracts	34,900	13,300
Short-term debt	299,900	0
Long-term debt	0	299,900
Total liabilities	12,799,300	11,069,300
Commitments and contingent liabilities (see Note 20)	0	0
Ordinary shares:
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)	604	604
Additional paid-in capital	1,514,700	1,514,700
Retained earnings	1,349,000	1,382,500
Accumulated other comprehensive (loss)	(506,300)	(123,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,358,000	2,774,800
Total liabilities and shareholders’ equity	15,157,300	13,844,100
Fixed Income Investments
Investments:
Debt Securities, Available-for-sale	3,788,600	4,881,600
Fixed Income Investments
Investments:
Debt Securities, Trading	1,475,500	1,157,500
Short-term investments
Investments:
Short-term investments, available for sale	52,000	10,100
Short-term investments, trading at fair value	$ 6,300	$ 2,000